Intangible Assets (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Research and development expense	$ 4,639	$ 2,822
Impairment loss	108,189
Brand
Disclosure of detailed information about intangible assets [line items]
Impairment loss	2,000
Truss LP
Disclosure of detailed information about intangible assets [line items]
Transfer and other changes in Intangible assets	$ 212	$ 100